Document and Entity Information	Aug. 16, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 16, 2021
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address, Address Line One	8000 Towers Crescent Drive
Entity Address, Address Line Two	Suite 1225
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Entity Information, Former Legal or Registered Name	NavSight Holdings, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001816017
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	12020 Sunrise Valley Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20191
Class A Common Stock [Member]
Document Information [Line Items]
Title of each class	Class A common stock, par value $0.0001 per share
Trading Symbol(s)	SPIR
Name of each exchange on which registered	NYSE
Warrant [Member]
Document Information [Line Items]
Title of each class	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol(s)	SPIR.WS
Name of each exchange on which registered	NYSE